OTHER LIABILITIES - Remeasurements of net defined benefit liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER LIABILITIES
Actuarial losses (gains) relating to the defined benefit obligation		$ 3,771	$ (137)
Net return on assets excluding interest		93	79
Total remeasurements of the net defined benefit liability		$ 3,864	$ (58)
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 1,500
Estimate of benefit payments expected to be paid to plan for next annual reporting period	$ 1,400
Weighted average duration of defined benefit obligation		12 years 4 months 24 days	5 years 9 months 18 days